Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000016604_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.93%
C000016604_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.35%
C000016604_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.45%
C000016602_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.93%
C000016602_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.35%
C000016602_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.45%
C000016604_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® New Jersey Municipal Income Fund
C000016604_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000016604_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,156
C000016604_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,266
C000016604_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,927
C000016604_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,048
C000016604_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 12,115
C000016604_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,634
C000016604_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 13,086
C000016604_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,880
C000016604_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 12,504
C000016604_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,201	$ 13,201	$ 13,201	$ 13,201
C000016604_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg New Jersey Enhanced Modified Municipal Bond Index
C000016604_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016604_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,187
C000016604_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,302
C000016604_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,037
C000016604_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,227
C000016604_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,295
C000016604_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,844
C000016604_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,335
C000016604_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,185
C000016604_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,816
C000016604_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,475	13,475	13,475	$ 13,475
C000016604_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000016604_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016604_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,310
C000016604_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,287
C000016604_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,862
C000016604_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,984
C000016604_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,917
C000016604_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,500
C000016604_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,747
C000016604_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,645
C000016604_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,144
C000016604_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,743	$ 12,743	$ 12,743	$ 12,743
C000016604_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.58%
C000016604_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.73%
C000016604_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.82%
C000016604_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.15%
C000016604_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.85%
C000016604_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.03%
C000016602_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Connecticut Municipal Income Fund
C000016602_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016602_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,310
C000016602_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,242
C000016602_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,678
C000016602_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,765
C000016602_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,716
C000016602_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,189
C000016602_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,481
C000016602_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,444
C000016602_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,864
C000016602_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,435	$ 12,435	$ 12,435	$ 12,435
C000016602_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked
C000016602_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000016602_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,313
C000016602_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,206
C000016602_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,732
C000016602_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,878
C000016602_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,866
C000016602_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,502
C000016602_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,683
C000016602_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,762
C000016602_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,219
C000016602_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,715	12,715	12,715	$ 12,715
C000016602_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000016602_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000016602_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,310
C000016602_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,287
C000016602_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,862
C000016602_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,984
C000016602_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 11,917
C000016602_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,500
C000016602_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,747
C000016602_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,645
C000016602_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 12,144
C000016602_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,743	$ 12,743	$ 12,743	$ 12,743
C000016602_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.81%
C000016602_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.20%
C000016602_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.20%
C000016602_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.06%
C000016602_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.39%
C000016602_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.43%